Goodwill and Intangible assets - Addtional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Mar. 08, 2022 CNY (¥)	Mar. 08, 2022 USD ($)
Goodwill	¥ 37,785,000		¥ 0		$ 5,478
Impairment Of Goodwill	0
Impairment charges	0		0	¥ 0
Amortization of intangible assets	6,043,000	$ 876	4,481,000	¥ 4,366,000
Intangible assets with an indefinite useful life	0		¥ 0
Send Cloud [Member]
Goodwill	¥ 37,785,000				$ 5,478	¥ 37,785,000	$ 5,478
Computer software and systems
Weighted average useful life of intangible assets	6 years	6 years	4 years	3 years 10 months 24 days